SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2018
SHARE INCENTIVE PLAN
Summary of stock option activity

	Number	Weighted	Weighted average	Weighted average	Aggregate
	of options	average	grant-date	remaining contractual	intrinsic
	outstanding	exercise price	fair value per option	term (years)	value
Options outstanding at January 1, 2016	2,566,256	2.15	1.02	5.52	4,639
Forfeited	(29,300)	1.76	0.41	—	—
Options outstanding at December 31, 2016	2,536,956	2.15	1.03	4.53	15,281
Granted	2,109,305	11.42	5.75	—	—
Exercised	(550,000)	1.08	0.22	—	—
Forfeited	(17,000)	2.32	0.79	—	—
Options outstanding at December 31, 2017	4,079,261	7.09	3.57	6.91	51,117
Granted	20,000	0.01	17.39	9.26	117
Forfeited	(42,250)	11.66	5.34	—	—
Options outstanding at December 31, 2018	4,057,011	7.00	3.62	5.93	10,337
Options exercisable at December 31, 2018	3,517,781	6.36	3.09	5.53	10,220

Schedule of fair value assumptions

Grant date	June 22, 2017	July 1, 2017	April 2, 2018
Risk-free interest rate	2.15%	2.31%	2.73%
Expected volatility	40%	40%	38%
Expected dividend yield	0%	0%	0%
Exercise multiples	2.8/2.2	2.8/2.2	2.2
Fair value of underlying ordinary share	11.67	11.67	17.40

Summary of nonvested shares

	Number	Weighted
	of nonvested shares	average grant date	Aggregate
	outstanding	fair value	intrinsic value

Nonvested shares outstanding at December 31, 2016 and 2017	—
Granted	218,000

Nonvested shares outstanding at December 31, 2018	218,000	20.16	1,273

Nonvested shares vested and expected to vest at December 31, 2018	218,000	20.16	1,273